STOCKHOLDERS EQUITY (Details Narrative) - USD ($)	Apr. 24, 2024	Jan. 24, 2024	Jan. 19, 2024	Oct. 31, 2024	Jul. 31, 2024
Class of Stock [Line Items]
Capital units, authorized				120,080,000
Common stock, shares authorized				100,000,000	100,000,000
Common stock, par value				$ 0.0001	$ 0.0001
Preferred stock, shares authorized				20,000,000	20,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001
Five Present Or Former Members Of The Board [Member]
Class of Stock [Line Items]
Sold of aggregate common stock			445,109
Proceeds from issuance of common stock			$ 445,109
Nine Investors [Member]
Class of Stock [Line Items]
Sold of aggregate common stock		433,213
Proceeds from issuance of common stock		$ 433,213
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				80,000	80,000
Preferred stock, par value				$ 0.0001	$ 0.0001
Stock converted, shares converted			80,000
Series A Preferred Stock [Member] | RQS Capital [Member]
Class of Stock [Line Items]
Stock converted, shares converted			80,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				80,000	80,000
Preferred stock, par value				$ 0.0001	$ 0.0001
Series B Preferred Stock [Member] | RQS Capital [Member]
Class of Stock [Line Items]
Number of shares sold	80,000
Number of shares sold, value	$ 80,000
Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued			8,000,000
Common Stock [Member] | RQS Capital [Member]
Class of Stock [Line Items]
Stock converted, shares issued			8,000,000